Commitments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments (Details) [Line Items]
Rent expenses	$ 0.5	$ 0.3	$ 1.4	$ 1.5